SHARE BASED COMPENSATION - Exercise Price - (Details) shares in Thousands, Option in Thousands	12 Months Ended
	Dec. 31, 2019 Option $ / shares shares	Dec. 31, 2018 Option $ / shares shares	Dec. 31, 2017 Option $ / shares
SHARE BASED COMPENSATION
Number of share options | Option	33,882	28,935	31,110
Weighted average remaining contractual life	4 years
Weighted Average Exercise Price	$ 39.70	$ 38.25	$ 36.96
Number of exercisable share option | Option	21,535	15,374
Weighted Average Exercise Price Exercisable	$ 37.86	$ 36.10
Shares available for future issuance | shares	14,295	21,929
30.21 To 34.99
SHARE BASED COMPENSATION
Number of share options | Option	5,614
Weighted average remaining contractual life	3 years
Weighted Average Exercise Price	$ 30.36
Number of exercisable share option | Option	5,614
Weighted Average Exercise Price Exercisable	$ 30.36
35.00 to 39.99
SHARE BASED COMPENSATION
Number of share options | Option	6,851
Weighted average remaining contractual life	2 years
Weighted Average Exercise Price	$ 37.74
Number of exercisable share option | Option	6,782
Weighted Average Exercise Price Exercisable	$ 37.74
40.00 to 44.99
SHARE BASED COMPENSATION
Number of share options | Option	21,235
Weighted average remaining contractual life	5 years
Weighted Average Exercise Price	$ 42.70
Number of exercisable share option | Option	9,078
Weighted Average Exercise Price Exercisable	$ 42.50
45.00 to 49.99
SHARE BASED COMPENSATION
Number of share options | Option	54
Weighted average remaining contractual life	6 years
Weighted Average Exercise Price	$ 48.00
Number of exercisable share option | Option	18
Weighted Average Exercise Price Exercisable	$ 48.04
50.00 to 54.27
SHARE BASED COMPENSATION
Number of share options | Option	128
Weighted average remaining contractual life	6 years
Weighted Average Exercise Price	$ 52.40
Number of exercisable share option | Option	43
Weighted Average Exercise Price Exercisable	$ 52.40
Minimum | 30.21 To 34.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	30.21
Minimum | 35.00 to 39.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	35.00
Minimum | 40.00 to 44.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	40.00
Minimum | 45.00 to 49.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	45.00
Minimum | 50.00 to 54.27
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	50.00
Maximum | 30.21 To 34.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	34.99
Maximum | 35.00 to 39.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	39.99
Maximum | 40.00 to 44.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	44.99
Maximum | 45.00 to 49.99
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	49.99
Maximum | 50.00 to 54.27
SHARE BASED COMPENSATION
Exercise price (in dollars per share)	$ 54.27